Schedule of initial carrying amount (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jul. 07, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Principal amount		$ 7,650
Less: original issue discount		(2,118)
Less: issuance costs		(139)
Add: fair value of derivative liabilities		298
Initial carrying amount of Notes at July 7, 2025	$ 4,452	$ 5,691	$ 5,691